Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line items]
Deposits	$ 743,446	$ 723,376	[1]
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	126,705
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	236,778
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	379,963
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	705,080	687,737
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	38,366	35,639
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	250,231	239,035
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,765
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	129,158
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	107,308
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	414,178	412,561
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	97,744
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	107,313
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	209,121
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	27,503	22,296
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	15,196
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	307
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	12,000
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	51,534	49,484
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	51,534
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	81,319	84,165
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	516,785	488,490
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	11,983	12,816
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	93,274	95,109
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,765	5,821
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 34,320	$ 36,975

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.